10-Q INTERIM CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	[1]	Dec. 31, 2022		Dec. 31, 2021	[2]
CURRENT ASSETS:
Cash and cash equivalents	$ 65,386,512	$ 25,588,668			$ 30,052,823
Equity securities, at fair value	3,403,897	2,252,891			0
Prepaid expenses and other current assets	2,037,753	699,127			116,646
Total current assets	74,324,428	31,776,834			33,282,927
Property and equipment, net	547,561	400,720			18,617
Intangible assets, net	28,048,028	29,623,130			0
Goodwill	140,287,000	140,287,000			0
Operating right-of-use assets	2,182,681	1,893,659			77,011
Life settlement policies, at cost	1,434,444	1,697,178			8,716,111
Life settlement policies, at fair value	125,488,525	122,296,559			13,809,352
Available-for-sale securities, at fair value	1,145,630	1,105,935			1,000,000
Other investments, at cost	1,650,000	1,650,000			1,300,000
Other assets	1,501,036	998,945
Equity securities, at fair value	110,067	96,107			890,829
TOTAL ASSETS	376,719,400	331,826,067			59,094,847
CURRENT LIABILITIES:
Current portion of long-term debt	15,648,628	13,029,632			0
Accrued expenses	707,159	4,354,225			0
Operating lease liabilities	232,138	118,058			48,127
Contract liabilities, deposits on pending settlements	667,500	507,000			0
Income taxes payable	1,617,171	751,734			0
Total current liabilities	23,835,352	23,326,331			1,302,409
Operating lease liabilities	2,028,959	1,796,727			29,268
Deferred tax liability	9,657,810	9,199,091			1,363,820
Warrant liability	5,696,000	6,642,960			0
TOTAL LIABILITIES	211,378,628	167,755,991			30,945,150
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; $1,000,000 authorized shares authorized; none issued or outstanding	0	0			0
Treasury stock - at cost; $146,650 and $— shares, respectively	(8,807,454)	(1,283,062)			0
Additional paid-in capital	209,889,362	199,826,278			704,963
(Accumulated deficit) retained earnings	(36,074,880)	(34,726,135)			25,487,323
Accumulated other comprehensive income	120,323	108,373			1,052,836
Non-controlling interest	207,043	138,283			899,538
Total stockholders' equity	165,340,772	164,070,076	$ 35,662,180		28,149,697	[1],[2]	$ 766,893
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	376,719,400	331,826,067			59,094,847
Class A Common Stock
STOCKHOLDERS' EQUITY
Class A common stock, $0.0001 par value; $200,000,000 authorized shares; $63,388,823 and $50,369,350 shares issued, respectively	6,378	6,339			5,037
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	2,520,869	2,149,111			10,448
CURRENT LIABILITIES:
Other current liabilities	3,797,808	3,400,734			42,227
Long-term debt	131,365,988	89,137,013			28,249,653
Related Party
CURRENT ASSETS:
Accounts receivable	215,033	79,509			198,364
CURRENT LIABILITIES:
Long-term debt	38,794,519	37,653,869			0
Affiliated Entity
CURRENT ASSETS:
Other receivables	760,364	1,007,528			2,904,646
CURRENT LIABILITIES:
Other current liabilities	5,236	5,236			263,785
Former Members
CURRENT LIABILITIES:
Other current liabilities	$ 1,159,712	$ 1,159,712			$ 0

[1]	The 2023 number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.
[2]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.